Tax - Schedule of Income Taxes Paid (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Income Taxes Paid [Line items]
Total income taxes paid (net of refunds)	$ 32
Europe [Member]
Schedule of Income Taxes Paid [Line items]
Total income taxes paid (net of refunds)	6
Asia [Member]
Schedule of Income Taxes Paid [Line items]
Total income taxes paid (net of refunds)	$ 26